Restructuring - Rollforward of Liability Balances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Expenses	$ 10,800,000	$ 7,500,000
Altona Plant [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period			4,822,000
Expenses	6,738,000		2,988,000
Deductions	(1,916,000)		(5,682,000)
Balance at end of period	4,822,000		2,128,000
Altona Plant [Member] | Employee Termination Benefit Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period			1,408,000
Expenses	2,589,000		302,000
Deductions	(1,181,000)		(1,710,000)
Balance at end of period	1,408,000
Altona Plant [Member] | Contract Termination Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period			3,388,000
Expenses	3,934,000		1,409,000
Deductions	(546,000)		(2,669,000)
Balance at end of period	3,388,000		2,128,000
Altona Plant [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period			26,000
Expenses	215,000		1,277,000
Deductions	(189,000)		(1,303,000)
Balance at end of period	$ 26,000